                                               Filed Pursuant to Rule 497(j)
                                               Registration File No.: 333-87820


                            CARTER LEDYARD & MILBURN
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200

                                                                   June 25, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: UBS PaineWebber Equity Trust, Value Select Ten Series 2002C
    File #333-87820
    Rule 497(j) Filing

Dear Sir/Madam:

         On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on June 25, 2002.

                                          Very truly yours,

                                          /s/ Kathleen H. Moriarty, Esq.
                                     -----------------------------------
                                              Kathleen H. Moriarty, Esq.


cc: Patricia Mengiste